Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity - USD ($)		Total	Activity Prior to the Merger		Effects of the Merger	Activity Subsequent to the Merger	Common Class A	Common Class A Effects of the Merger	Common Class B	Total flyExclusive stockholders’ equity (deficit)	Total flyExclusive stockholders’ equity (deficit) Activity Prior to the Merger		Total flyExclusive stockholders’ equity (deficit) Effects of the Merger	Total flyExclusive stockholders’ equity (deficit) Activity Subsequent to the Merger	Common Stock Common Class A	Common Stock Common Class A Effects of the Merger	Common Stock Common Class B	Common Stock Common Class B Effects of the Merger	LGM Enterprises, LLC members' deficit	LGM Enterprises, LLC members' deficit Activity Prior to the Merger		LGM Enterprises, LLC members' deficit Effects of the Merger	Additional paid-in capital	Additional paid-in capital Effects of the Merger	Additional paid-in capital Activity Subsequent to the Merger	Accumulated other comprehensive loss	Accumulated other comprehensive loss Activity Prior to the Merger	Accumulated other comprehensive loss Activity Subsequent to the Merger	Accumulated deficit	Accumulated deficit Effects of the Merger	Accumulated deficit Activity Subsequent to the Merger	Noncontrolling Interests	Noncontrolling Interests Activity Prior to the Merger		Noncontrolling Interests Activity Subsequent to the Merger
Ending balance at Dec. 31, 2022		$ 0
Beginning balance at Dec. 31, 2021		49,687,000								$ (11,715,000)									$ (11,737,000)							$ 22,000						$ 61,402,000
Permanent Equity
Contributions from non controlling interests		24,627,000								10,078,000									10,078,000													14,549,000
Distributions to non controlling interests		(22,254,000)								(9,037,000)									(9,037,000)													(13,217,000)
Other		7,000								7,000									7,000
Net Income (loss)		(4,650,000)								5,550,000									6,048,000							(498,000)						(10,200,000)
Excise tax payable		0
Unrealized gains (losses) on available-for-sale debt securities		(476,000)
Net income (loss)		(4,152,000)
Change in redemption value of redeemable noncontrolling interest		0
Ending balance at Dec. 31, 2022		47,417,000
Ending balance at Dec. 31, 2022		47,417,000								(5,117,000)									(4,641,000)							(476,000)						52,534,000
Permanent Equity
Contributions from non controlling interests		7,823,000								115,000									115,000													7,708,000
Distributions to non controlling interests		(24,692,000)								(21,619,000)									(21,619,000)													(3,073,000)
Net Income (loss)	[1]	(11,706,000)								(9,169,000)									(9,169,000)													(2,537,000)
Ending balance at Mar. 31, 2023		18,932,000								(35,700,000)									(35,314,000)							(386,000)						54,632,000
Beginning balance at Dec. 31, 2022		0
Beginning balance at Dec. 31, 2022		47,417,000
Beginning balance at Dec. 31, 2022		47,417,000								(5,117,000)									(4,641,000)							(476,000)						52,534,000
Permanent Equity
Excise tax payable		0
Unrealized gains (losses) on available-for-sale debt securities		(335,000)
Net income (loss)		(30,451,000)
Change in redemption value of redeemable noncontrolling interest		0
Ending balance at Sep. 30, 2023		(19,586,000)								(52,720,000)									(51,909,000)							(811,000)						33,134,000
Beginning balance at Dec. 31, 2022		0
Temporary Equity
Merger, net of redemptions and transaction costs					$ 42,431
Change in redemption value of redeemable noncontrolling interest						$ 5,826,000
Net Income (loss)	[2]					1,080,000
Ending balance at Dec. 31, 2023		(35,525,000)
Beginning balance at Dec. 31, 2022		47,417,000
Beginning balance at Dec. 31, 2022		47,417,000								(5,117,000)									(4,641,000)							(476,000)						52,534,000
Permanent Equity
Contributions from non controlling interests			$ 13,500,000								$ 3,959,000									$ 3,959,000													$ 9,541,000
Distributions to non controlling interests			61,630,000								40,251,000									40,251,000													21,379,000
Shares issued (in shares)																7,027,255		60,000,000
Excise tax payable		(1,032,000)				(1,032,000)								$ 1,032,000											$ 1,032,000
Aircraft trades			0								(7,319,000)									(7,319,000)													7,319,000
Unrealized gains (losses) on available-for-sale debt securities		407,000	156,000			251,000					156,000			251,000													$ 156,000	$ 251,000
Net income (loss)		(54,738,000)	$ 56,025,000	[2]							$ (47,134,000)	[2]								$ (47,134,000)	[2]												$ (8,891,000)	[2]
Merger, net of redemptions and transaction costs					37,452,000								$ 37,452,000			$ 1,000		$ 6,000				$ 80,748,000		$ 37,452,000						$ (80,755,000)
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)								9,550,274
Exchange of warrants for Class A common stock					95,503,000								95,503,000			$ 1,000								95,502,000
Redemption of LGM Common Units (triggering cancellation of Class B common stock) for Class A common stock and immediate transfer of Class A common stock to third party pursuant to Non-Redemption Agreement (in shares)																70,000		(70,000)
Stock-based compensation					882,000								882,000											882,000
Equity-classified obligation to issue shares pursuant to Amended Underwriting Agreement					3,324,000								3,324,000											3,324,000
Reduction to equity resulting from equity-classified obligation to issue shares pursuant to Amended Underwriting Agreement being deemed an offering cost					$ 3,324,000								$ 3,324,000											$ 3,324,000
Change in redemption value of redeemable noncontrolling interest		(5,826,000)				5,826,000								5,826,000											$ 5,826,000
Net Income (loss)	[2]					$ 207,000								$ 299,000																	$ 299,000				$ (92,000)
Ending balance (in shares) at Dec. 31, 2023							16,647,529		59,930,000						16,647,529		59,930,000
Ending balance at Dec. 31, 2023		70,855,000								46,461,000					$ 2,000		$ 6,000						$ 126,978,000			(69,000)			$ (80,456,000)			24,394,000
Beginning balance at Dec. 31, 2022		0
Ending balance at Dec. 27, 2023		(42,431,000)
Beginning balance at Dec. 31, 2022		47,417,000
Beginning balance at Dec. 31, 2022		47,417,000								(5,117,000)									(4,641,000)							(476,000)						52,534,000
Permanent Equity
Net income (loss)		(56,025,000)
Beginning balance at Mar. 31, 2023		18,932,000								(35,700,000)									(35,314,000)							(386,000)						54,632,000
Permanent Equity
Contributions from non controlling interests		853,000								210,000									210,000													643,000
Distributions to non controlling interests		(12,391,000)								(5,713,000)									(5,713,000)													(6,678,000)
Net Income (loss)		5,825,000								7,547,000									7,547,000													(1,722,000)
Ending balance at Jun. 30, 2023		13,146,000								(33,729,000)									(33,270,000)							(459,000)						46,875,000
Permanent Equity
Contributions from non controlling interests		926								69									69													857
Distributions to non controlling interests		(8,736,000)								(3,960,000)									(3,960,000)													(4,776,000)
Net Income (loss)		(24,570,000)								(22,067,000)									(22,067,000)													(2,503,000)
Unrealized gains (losses) on available-for-sale debt securities		(352,000)
Net income (loss)		(24,570,000)
Ending balance at Sep. 30, 2023		(19,586,000)								(52,720,000)									$ (51,909,000)							(811,000)						33,134,000
Ending balance at Dec. 31, 2023		(35,525,000)
Permanent Equity
Net income (loss)		1,287,000
Ending balance (in shares) at Dec. 31, 2023							16,647,529		59,930,000						16,647,529		59,930,000
Ending balance at Dec. 31, 2023		70,855,000								46,461,000					$ 2,000		$ 6,000						126,978,000			(69,000)			(80,456,000)			24,394,000
Temporary Equity
Change in redemption value of redeemable noncontrolling interest		192,364,000
Net Income (loss)		(21,699,000)
Ending balance at Mar. 31, 2024		135,140,000
Permanent Equity
Contributions from non controlling interests		157,000																														157,000
Distributions to non controlling interests		(2,455,000)																														(2,455,000)
Unrealized gains (losses) on available-for-sale debt securities		(169,000)								(169,000)																(169,000)
Merger, net of redemptions and transaction costs		0
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)															277,447
Exchange of warrants for Class A common stock		371,000								371,000													371,000
Change in redemption value of redeemable noncontrolling interest		(192,364,000)								(192,364,000)													(129,667,000)						(62,697,000)
Net Income (loss)		(11,291,000)								(5,841,000)																			(5,841,000)			(5,450,000)
Ending balance (in shares) at Mar. 31, 2024															17,892,021		59,930,000
Ending balance at Mar. 31, 2024		(134,297,000)								(149,509,000)					$ 2,000		$ 6,000						0			(238,000)			(149,279,000)			15,212,000
Beginning balance at Dec. 31, 2023		(35,525,000)
Ending balance at Sep. 30, 2024		135,033,000
Beginning balance (in shares) at Dec. 31, 2023							16,647,529		59,930,000						16,647,529		59,930,000
Beginning balance at Dec. 31, 2023		70,855,000								46,461,000					$ 2,000		$ 6,000						126,978,000			(69,000)			(80,456,000)			24,394,000
Permanent Equity
Excise tax payable		(156,000)
Unrealized gains (losses) on available-for-sale debt securities		179,000
Net income (loss)		(84,980,000)
Change in redemption value of redeemable noncontrolling interest		(231,273,000)
Ending balance (in shares) at Sep. 30, 2024							18,199,586		59,930,000						18,199,586		59,930,000
Ending balance at Sep. 30, 2024		(180,705,000)								(192,020,000)					$ 2,000		$ 6,000						9,453,000			109,000			(201,590,000)			11,315,000
Beginning balance at Mar. 31, 2024		135,140,000
Temporary Equity
Net Income (loss)		(20,501,000)
Beginning balance (in shares) at Mar. 31, 2024															17,892,021		59,930,000
Beginning balance at Mar. 31, 2024		(134,297,000)								(149,509,000)					$ 2,000		$ 6,000						0			(238,000)			(149,279,000)			15,212,000
Permanent Equity
Contributions from non controlling interests		103,000																														103,000
Distributions to non controlling interests		(3,734,000)																														(3,734,000)
Unrealized gains (losses) on available-for-sale debt securities		(24,000)								(24,000)																(24,000)
Change in redemption value of redeemable noncontrolling interest		5,657,000								5,657,000													(291,000)						5,948,000
Net Income (loss)		(7,353,000)								(5,153,000)																			(5,153,000)			(2,200,000)
Ending balance (in shares) at Jun. 30, 2024															17,899,586		59,930,000
Ending balance at Jun. 30, 2024		(137,380,000)								(149,705,000)					$ 2,000		$ 6,000						0			(262,000)			(149,451,000)			12,325,000
Temporary Equity
Change in redemption value of redeemable noncontrolling interest		44,566,000
Net Income (loss)		(18,515,000)
Ending balance at Sep. 30, 2024		135,033,000
Permanent Equity
Contributions from non controlling interests		6,068,000																														6,068,000
Distributions to non controlling interests		(7,731,000)																														(7,731,000)
Shares issued (in shares)															300,000
Unrealized gains (losses) on available-for-sale debt securities		371,000								371,000																371,000
Net income (loss)		(24,136,000)
Merger, net of redemptions and transaction costs		10,603,000								10,603,000													10,603,000
Change in redemption value of redeemable noncontrolling interest		(45,517,000)								(45,517,000)													(1,103,000)						(44,414,000)
Net Income (loss)		(5,621,000)								(6,274,000)																			(6,274,000)			653,000
Ending balance (in shares) at Sep. 30, 2024							18,199,586		59,930,000						18,199,586		59,930,000
Ending balance at Sep. 30, 2024		$ (180,705,000)								$ (192,020,000)					$ 2,000		$ 6,000						$ 9,453,000			$ 109,000			$ (201,590,000)			$ 11,315,000

[1]	*The Merger occurred on December 27, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests.
[2]

* The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.

(in thousands)	Controlling Interests	Noncontrolling Interests	Redeemable noncontrolling interest	Total
Net loss of LGM Enterprises, LLC attributed to the pre-Merger period from January 1, 2023 through December 27, 2023	$(47,134)	$(8,891)	$—	$(56,025)
Net income (loss) of flyExclusive, Inc. attributed to the post-Merger period from December 28, 2023 through December 31, 2023.	299	(92)	1,080	1,287
Total net income (loss) for the year ended December 31, 2023	$(46,835)	$(8,983)	$1,080	$(54,738)